COMMON SHARES	12 Months Ended
Mar. 31, 2013
COMMON SHARES
COMMON SHARES

(12)       COMMON SHARES

The Company’s board of directors approved a share repurchase program on November 13, 2008 to repurchase up to USD5 million worth of its outstanding American Depository Shares (“ADS”) from time to time in open-market transactions. On February 12, 2010, the Company’s board of director reviewed and approved the continuation of the share repurchase program through March 31, 2011. The Company’s board of directors approved a share repurchase program on November 1, 2012 to repurchase up to USD5 million worth of its issued and outstanding ADSs in both open-market and privately negotiated transactions. On January 31, 2013, the Company’s board of director reviewed and approved the continuation of the share repurchase program through May 31, 2013. For the year ended March 31, 2011, 2012 and 2013, the Company repurchased nil, nil and 26,440 common shares at a repurchase price of RMB nil, RMB nil and RMB 329,357, respectively.